Investment in Notes from Associates - Schedule of Investments in Notes from Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Balance at beginning of period	$ 575,738
Balance at end of period	479,146	$ 575,738
Note receivable
Disclosure of associates [Line Items]
Balance at beginning of period	16,501	0
Changes in the fair value of the notes and convertible debt	(27,630)	1,501
Balance at end of period	4,600	16,501
Gelesis | Note receivable
Disclosure of associates [Line Items]
Investment In Gelesis Notes and Vedanta convertible debt	10,729	$ 15,000
Vedanta | Note receivable
Disclosure of associates [Line Items]
Investment In Gelesis Notes and Vedanta convertible debt	$ 5,000